9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	December 31,
	2016	2015
		(Combined – Note 2)
Buildings and leasehold improvements	$204,784	$219,607
Furniture and fixtures	9,672	12,776
Equipment	16,437	17,552
Company automobiles	1,386	1,827
Total	232,279	251,762

Less: accumulated depreciation and amortization	(30,206)	(27,058)
Property, equipment and leasehold improvements, net	$202,073	$224,704

Schedule of property on operating leases and property held for lease by major classes
	December 31,	December 31,
	2016	2015
		(Combined – Note 2)
Buildings and leasehold improvements	$192,990	$205,300
Equipment	15,313	16,359
Total	208,303	221,659

Less: Accumulated depreciation and amortization	(20,884)	(15,801)
Total	$187,459	$205,858